Contingencies and commitments - Clinical Trials and Contract Manufacturing Commitments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Clinical trials commitment
Contingencies and commitments
Other commitments	$ 15,802
Contract manufacturing commitment
Contingencies and commitments
Other commitments	9,058
Clinical trials and contract manufacturing commitments
Contingencies and commitments
Other commitments, due within one year	21,074
Other commitments, due after one year and within three years	2,115
Other commitments, due after three years and within five years	1,671
Subcontract costs	$ 8,585	$ 8,118	$ 5,886	$ 4,549